Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies [abstract]
Research and development commitments
(USD millions)	2023

2024	202

2025	269

2026	493

2027	316

2028	597

Thereafter	4 206

Total	6 083